CONSOLIDATED BALANCE SHEET DETAIL (Details 2) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Interim Period, Costs Not Allocable [Line Items]
Accrued expenses	$ 1,124,499	$ 499,948	$ 202,160
Accured Wages and Bonus [Member]
Interim Period, Costs Not Allocable [Line Items]
Accrued expenses		372,563	198,160
Accured Placement Fees [Member]
Interim Period, Costs Not Allocable [Line Items]
Accrued expenses		88,800
Accured Interest [Member]
Interim Period, Costs Not Allocable [Line Items]
Accrued expenses		27,538
Accrued Other Expenses [Member]
Interim Period, Costs Not Allocable [Line Items]
Accrued expenses		$ 11,047	$ 4,000